Authorisation of financial statements	12 Months Ended
Jun. 30, 2023
Authorisation Of Financial Statements
Authorisation of financial statements	33. Authorisation of financial statements The consolidated financial statements for the year ended 30 June 2023 (including comparatives) were approved by the board of directors on 11 October 2023.